Net fees and commission income - Summary of net fees and commission income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fees and commission income:
Credit placement fees		₩ 68,002	₩ 71,480	₩ 94,836
Commission received as electronic charge receipt		147,727	148,626	143,449
Brokerage fees		341,634	577,238	546,236
Commission received as agency		136,114	146,662	145,162
Investment banking fees		232,512	188,644	161,439
Commission received in foreign exchange activities		295,161	271,808	239,467
Trust management fees		308,353	310,376	255,043
Credit card fees		1,202,129	1,175,084	1,170,078
Operating lease income	[1]	478,374	365,447	245,173
Others		900,570	884,520	813,591
Fees and commission income		4,110,576	4,139,885	3,814,474
Fees and commission expense:
Credit card fees		(895,787)	(836,990)	(849,256)
Credit-related fee		(37,331)	(38,668)	(46,456)
Others		(651,892)	(589,230)	(535,829)
Fees and commission expense		(1,585,010)	(1,464,888)	(1,431,541)
Net fees and commission income		₩ 2,525,566	₩ 2,674,997	₩ 2,382,933

[1]	Among operating lease fees recognized for the years ended December 31, 2020, 2021 and 2022, there is no variable lease fee income which does not vary by index or rate.